Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Cost [Member] | Mining concessions [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	[1]	S/ 110,430	S/ 112,098
Cost, Additions	[1]	157
Cost, Sales and/or retirement	[1]	(146)	(1,668)
Cost, Transfers	[1]	210
Cost, Ending Balance	[1]	110,651	110,430
Cost [Member] | Mine development costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance		63,789	71,090
Cost, Additions		1,280	1,023
Cost, Sales and/or retirement		(58)	(247)
Cost, Transfers		(136)	(8,077)
Cost, Ending Balance		64,875	63,789
Cost [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance		260,143	258,584
Cost, Additions		4,528	1,827
Cost, Sales and/or retirement		(1,009)	(268)
Cost, Transfers
Cost, Ending Balance		263,662	260,143
Cost [Member] | Buildings and other construction [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance		1,036,526	822,229
Cost, Additions
Cost, Sales and/or retirement		(201)
Cost, Transfers		16,691	214,297
Cost, Ending Balance		1,053,016	1,036,526
Cost [Member] | Machinery, equipment and related spare parts [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance		1,740,246	1,883,083
Cost, Additions		29,266	20,710
Cost, Sales and/or retirement		(2,215)	(1,056)
Cost, Transfers		20,557	(162,491)
Cost, Ending Balance		1,787,854	1,740,246
Cost [Member] | Furniture and accessories [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance		11,964	11,079
Cost, Additions		167	872
Cost, Sales and/or retirement		(15)	(136)
Cost, Transfers		164	149
Cost, Ending Balance		12,280	11,964
Cost [Member] | Transportation units [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance		105,093	105,383
Cost, Additions		20,347	2,472
Cost, Sales and/or retirement		(2,565)	(4,825)
Cost, Transfers		1,599	2,063
Cost, Ending Balance		124,474	105,093
Cost [Member] | Computer equipment and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance		50,727	45,187
Cost, Additions		5,050	4,164
Cost, Sales and/or retirement		(91)	(227)
Cost, Transfers		598	1,603
Cost, Ending Balance		56,284	50,727
Cost [Member] | Quarry rehabilitation costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance		17,698	16,233
Cost, Additions		2,087	1,465
Cost, Sales and/or retirement
Cost, Transfers
Cost, Ending Balance		19,785	17,698
Cost [Member] | Capitalized interest [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	[2]	74,297	74,297
Cost, Additions	[2]
Cost, Sales and/or retirement	[2]
Cost, Transfers	[2]
Cost, Ending Balance	[2]	74,297	74,297
Cost [Member] | Work in progress and units in transit [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	[3]	37,942	46,081
Cost, Additions	[3]	52,272	40,788
Cost, Sales and/or retirement	[3]	(820)	(1,149)
Cost, Transfers	[3]	(39,755)	(47,778)
Cost, Ending Balance	[3]	49,639	37,942
Cost [Member] | Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning Balance		3,508,855	3,445,344
Cost, Additions		115,154	73,321
Cost, Sales and/or retirement		(7,120)	(9,576)
Cost, Transfers		(72)	(234)
Cost, Ending Balance		3,616,817	3,508,855
Accumulated Depreciation [Member] | Mining concessions [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance	[1]	12,285	12,472
Accumulated depreciation, Additions	[1]		72
Accumulated depreciation, Sales and/or retirement	[1]	(69)	(259)
Accumulated depreciation, Transfers	[1]
Accumulated depreciation, Ending Balance	[1]	12,216	12,285
Accumulated Depreciation [Member] | Mine development costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance		11,487	11,234
Accumulated depreciation, Additions		602	424
Accumulated depreciation, Sales and/or retirement
Accumulated depreciation, Transfers			(171)
Accumulated depreciation, Ending Balance		12,089	11,487
Accumulated Depreciation [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance
Accumulated depreciation, Additions
Accumulated depreciation, Sales and/or retirement
Accumulated depreciation, Transfers
Accumulated depreciation, Ending Balance
Accumulated Depreciation [Member] | Buildings and other construction [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance		307,248	198,656
Accumulated depreciation, Additions		29,309	21,858
Accumulated depreciation, Sales and/or retirement		(111)
Accumulated depreciation, Transfers			86,734
Accumulated depreciation, Ending Balance		336,446	307,248
Accumulated Depreciation [Member] | Machinery, equipment and related spare parts [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance		874,836	857,790
Accumulated depreciation, Additions		95,891	104,237
Accumulated depreciation, Sales and/or retirement		(1,514)	(760)
Accumulated depreciation, Transfers			(86,431)
Accumulated depreciation, Ending Balance		969,213	874,836
Accumulated Depreciation [Member] | Furniture and accessories [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance		9,131	8,771
Accumulated depreciation, Additions		552	484
Accumulated depreciation, Sales and/or retirement		(13)	(124)
Accumulated depreciation, Transfers
Accumulated depreciation, Ending Balance		9,670	9,131
Accumulated Depreciation [Member] | Transportation units [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance		84,296	83,335
Accumulated depreciation, Additions		5,045	5,300
Accumulated depreciation, Sales and/or retirement		(2,292)	(4,339)
Accumulated depreciation, Transfers
Accumulated depreciation, Ending Balance		87,049	84,296
Accumulated Depreciation [Member] | Computer equipment and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance		32,811	28,834
Accumulated depreciation, Additions		4,302	4,184
Accumulated depreciation, Sales and/or retirement		(77)	(207)
Accumulated depreciation, Transfers
Accumulated depreciation, Ending Balance		37,036	32,811
Accumulated Depreciation [Member] | Quarry rehabilitation costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance		2,817	2,650
Accumulated depreciation, Additions		265	167
Accumulated depreciation, Sales and/or retirement
Accumulated depreciation, Transfers
Accumulated depreciation, Ending Balance		3,082	2,817
Accumulated Depreciation [Member] | Capitalized interest [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance	[2]	13,813	12,167
Accumulated depreciation, Additions	[2]	1,646	1,646
Accumulated depreciation, Sales and/or retirement	[2]
Accumulated depreciation, Transfers	[2]
Accumulated depreciation, Ending Balance	[2]	15,459	13,813
Accumulated Depreciation [Member] | Work in progress and units in transit [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance	[3]
Accumulated depreciation, Additions	[3]
Accumulated depreciation, Sales and/or retirement	[3]
Accumulated depreciation, Transfers	[3]
Accumulated depreciation, Ending Balance	[3]
Accumulated Depreciation [Member] | Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning Balance		1,348,724	1,215,909
Accumulated depreciation, Additions		137,612	138,372
Accumulated depreciation, Sales and/or retirement		(4,076)	(5,689)
Accumulated depreciation, Transfers			132
Accumulated depreciation, Ending Balance		1,482,260	1,348,724
Impairment [Member] | Mining concessions [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[1],[4]	50,964	52,056
Impairment, Lows	[1],[4]		(1,092)
Impairment, Ending Balance	[1],[4]	50,964	50,964
Impairment [Member] | Mine development costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[4]	24,573	24,573
Impairment, Lows	[4]
Impairment, Ending Balance	[4]	24,573	24,573
Impairment [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[4]	3,985	3,985
Impairment, Lows	[4]	(146)
Impairment, Ending Balance	[4]	3,839	3,985
Impairment [Member] | Buildings and other construction [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[4]	31,038	31,038
Impairment, Lows	[4]
Impairment, Ending Balance	[4]	31,038	31,038
Impairment [Member] | Machinery, equipment and related spare parts [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[4]	12,918	12,918
Impairment, Lows	[4]
Impairment, Ending Balance	[4]	12,918	12,918
Impairment [Member] | Furniture and accessories [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[4]	200	200
Impairment, Lows	[4]
Impairment, Ending Balance	[4]	200	200
Impairment [Member] | Transportation units [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[4]	26	26
Impairment, Lows	[4]
Impairment, Ending Balance	[4]	26	26
Impairment [Member] | Computer equipment and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[4]	454	454
Impairment, Lows	[4]	(3)
Impairment, Ending Balance	[4]	451	454
Impairment [Member] | Quarry rehabilitation costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[4]
Impairment, Lows	[4]
Impairment, Ending Balance	[4]
Impairment [Member] | Capitalized interest [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[2],[4]	1,413	1,413
Impairment, Lows	[2],[4]
Impairment, Ending Balance	[2],[4]	1,413	1,413
Impairment [Member] | Work in progress and units in transit [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[3],[4]	3,421	3,421
Impairment, Lows	[3],[4]
Impairment, Ending Balance	[3],[4]	3,421	3,421
Impairment [Member] | Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning Balance	[4]	128,992	130,084
Impairment, Lows	[4]	(149)	(1,092)
Impairment, Ending Balance	[4]	128,843	128,992
Net book value [Member] | Mining concessions [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value	[1]	47,471	47,181
Net book value [Member] | Mine development costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		28,213	27,729
Net book value [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		259,823	256,158
Net book value [Member] | Buildings and other construction [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		685,532	698,240
Net book value [Member] | Machinery, equipment and related spare parts [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		805,723	852,492
Net book value [Member] | Furniture and accessories [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		2,410	2,633
Net book value [Member] | Transportation units [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		37,399	20,771
Net book value [Member] | Computer equipment and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		18,797	17,462
Net book value [Member] | Quarry rehabilitation costs [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		16,703	14,881
Net book value [Member] | Capitalized interest [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value	[2]	57,425	59,071
Net book value [Member] | Work in progress and units in transit [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value	[3]	46,218	34,521
Net book value [Member] | Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		S/ 2,005,714	S/ 2,031,139

[1]	Mining concessions mainly include acquisitions costs related to coal concessions acquired in previous years and the cost of certain concessions acquired in January 2023 for exploration activities in areas of interest to the cement business, through the purchase of the company Corporación Materiales Piura S.A.C.
[2]	The borrowing costs are mainly related to the construction of the cement plant located in Piura and to a lesser extent to the construction of the Clinker Lines Optimization Project – Kiln 4 in the city of Pacasmayo. Both plants are already in operation.
[3]	Work in progress included in property, plant and equipment as of December 31, 2025 and 2024 is mainly related to complementary facilities of the cement plants.
[4]	In previous years management recognized a full impairment related to the total net book value of a closed zinc mining unit which included concession costs, development costs and related facilities and equipment. At the end of 2023, Management recognized a specific impairment to retirement for the net value of the assets of the vertical clinker kilns located at the Pacasmayo cement plant. This deterioration estimate was carried out as a consequence of replacing the old technology of these kilns due to the entry into operation of the Clinker Lines Optimization Project – Kiln 4 in said plant, which is more efficient and produces fewer emissions. This amount was recorded in the impairment of property, plant and equipment item in the consolidated statement of profit or loss. Likewise, in that year, Management recognized an impairment to retirement of the value of the coal concessions (northern zone).